Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant, and equipment consisted of the following:

	December 31,
	2023	2022
Leasehold improvements	$38	$—
Machinery & equipment	$86	$—
Computers & office equipment	$19	$—
Construction in progress	$502	$—
Property, Plant and Equipment, Gross	$645	$—
Less: Accumulated depreciation	$(8)	$—
Property, Plant and Equipment, Net	$637	$—

	June 30, 2024	December 31, 2023
Leasehold improvements	$669	$38
Machinery & equipment	$146	$86
Computers & office equipment	$19	$19
Construction in progress	$518	$502
Property, Plant and Equipment, Gross	$1,352	$645
Less: Accumulated depreciation	$(78)	$(8)
Property, Plant and Equipment, Net	$1,274	$637